Investment in Term Loans (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Accounts receivable, including non-trade of $38,120 (2010 - $35,960) and related party balance of $3,487 (2010 - $nil)		$ 353,659,000	$ 256,496,000
Investment In Term Loans (Textual) [Abstract]
Principal amount outstanding of term loan	115,000,000
Total amount of the term loan including costs of acquisition	115,600,000
Interest rate on term loan		9.00%	9.00%
Investment yield			10.00%
Repayment premium on loan outstanding			3.00%
Repayment premium included in principal balance		1,500,000	500,000
Term Loan				70,000,000
Investment in term loans (note 4)		186,844,000	116,014,000
Loan [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Accounts receivable, including non-trade of $38,120 (2010 - $35,960) and related party balance of $3,487 (2010 - $nil)		$ 2,800,000	$ 1,800,000